Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Measurements
Schedule of Company's assets that are measured at fair value on a recurring basis

June 30, 2021

	Quoted Prices in	Significant Other	Significant Other
	Active Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets
Investments held in Trust Account	$230,006,825	$—	$—
Liabilities
Derivative warrant liabilities - Public Warrants	$9,947,500	$—	$—
Derivative warrant liabilities - Private Warrants	$—	$—	$6,458,670

December 31, 2020

	Quoted Prices in	Significant Other	Significant Other
	Active Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets
Assets held in Trust Account:
U.S. Treasury securities	$230,253,395	$—	$—
Cash equivalents - money market funds	754	—	—
	$230,254,149	$—	$—
Liabilities
Derivative warrant liabilities - Public Warrants	$11,212,500	$—	$—
Derivative warrant liabilities - Private Warrants	$—	$—	$7,578,670

	Quoted Prices in	Significant Other	Significant Other
	Active Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets
Assets held in Trust Account:
U.S. Treasury securities	$230,253,395	$—	$—
Cash equivalents - money market funds	754	—	—
	$230,254,149	$—	$—

Liabilities
Derivative warrant liabilities -Public Warrants	$11,212,500	$—	$—
Derivative warrant liabilities -Private Warrants	$—	$—	$7,578,670

Schedule of quantitative information regarding Level 3 fair value measurements inputs

	As of June 30, 2021	As of December 31, 2020
Stock Price	$9.95	$10.80
Volatility	24.0%	24.0%
Expected life of the options to convert	5.25	5.75
Risk-free rate	0.92%	0.47%
Dividend yield	0.0%	0.0%

	As of March 13, 2020	As of December 31, 2020
Stock Price	$9.71	$10.80
Volatility	18.2%	24.0%
Expected life of the options to convert	6.55	5.75
Risk-free rate	0.85%	0.47%
Dividend yield	0.0%	0.0%

Schedule of change in the fair value of the warrant liabilities

Level 3 - Derivative warrant liabilities at December 31, 2020	$7,578,670
Change in fair value of derivative warrant liabilities	(2,426,670)
Level 3 - Derivative warrant liabilities at March 31, 2021	$5,152,000
Change in fair value of derivative warrant liabilities	1,306,670
Level 3 - Derivative warrant liabilities at June 30, 2021	$6,458,670

Level 3 derivative warrant liabilities at January 1, 2020	$—
Issuance of Public and Private Warrants on March 13, 2021	11,207,500
Transfer of Public Warrants to Level 1	(6,957,500)
Change in fair value of derivative warrant liabilities	3,328,670
Level 3 derivative warrant liabilities at December 31, 2020	$7,578,670